Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Revenues	$ 1,201,339	$ 1,547,097	$ 887,282
costs and expenses	943,752	1,002,076	829,356
Operating income	257,587	545,021	57,926
Interest income	4,813	876	967
Changes in fair value of financial assets at fair value through profit or loss	1,246	(284)	472
Foreign currency exchange gains (losses), net	5,506	1,096	(327)
Finance costs	(2,783)	(1,074)	(1,705)
Profit (loss) before income taxes	276,565	544,592	56,872
Income tax expense	41,098	110,657	11,712
Profit for the year	235,467	433,935	45,160
Equity attributable to owners of parent
Statement [line items]
Revenues		0	0
costs and expenses	486	1,037	704
Operating income	(486)	(1,037)	(704)
Interest income	166	148	126
Changes in fair value of financial assets at fair value through profit or loss	1,021	(143)	427
Foreign currency exchange gains (losses), net	(487)	115	356
Finance costs	(4,944)	(1,320)	(3,629)
Share of profits (loss) of subsidiaries and affiliates	241,712	439,133	50,558
Profit (loss) before income taxes	236,982	436,896	47,134
Income tax expense		0	0
Profit for the year	$ 236,982	$ 436,896	$ 47,134